OneFund S&P 500® Equal Weight Index
Schedule of Investments
December 31, 2023 - (Unaudited)
COMMON STOCKS — 99.84% Shares Fair Value
Communications — 9.40%
Airbnb, Inc., Class A
(a)
1,142 $ 155,472
Alphabet, Inc., Class A
(a)
15,534 2,169,944
Alphabet, Inc., Class C
(a)
13,074 1,842,519
AT&T, Inc. 18,766 314,893
Booking Holdings, Inc.
(a)
92 326,344
Charter Communications, Inc., Class A
(a)
265 103,000
Comcast Corp., Class A 10,541 462,223
Electronic Arts, Inc. 643 87,969
Expedia Group, Inc.
(a)
349 52,975
Fox Corp., Class A 649 19,256
Fox Corp., Class B 346 9,567
Interpublic Group of Companies, Inc. 1,005 32,803
Match Group, Inc.
(a)
714 26,061
Meta Platforms, Inc., Class A
(a)
5,826 2,062,171
Netflix, Inc.
(a)
1,150 559,912
News Corp., Class A 998 24,501
News Corp., Class B 302 7,767
Omnicom Group, Inc. 520 44,985
Paramount Global, Class B 1,266 18,724
Take-Two Interactive Software, Inc.
(a)
415 66,794
T-Mobile US, Inc. 1,336 214,201
Uber Technologies, Inc.
(a)
5,401 332,540
VeriSign, Inc.
(a)
233 47,989
Verizon Communications, Inc. 11,034 415,982
Walt Disney Co. (The) 4,803 433,663
Warner Bros. Discovery, Inc.
(a)
5,824 66,277
9,898,532
Consumer Discretionary — 10.55%
Amazon.com, Inc.
(a)
23,869 3,626,655
Aptiv PLC
(a)
742 66,572
AutoZone, Inc.
(a)
47 121,524
Axon Enterprise, Inc.
(a)
185 47,791
Bath & Body Works, Inc. 597 25,767
Best Buy Co., Inc. 509 39,845
BorgWarner, Inc. 617 22,119
Builders FirstSource, Inc.
(a)
323 53,922
Caesars Entertainment, Inc.
(a)
566 26,534
CarMax, Inc.
(a)
416 31,924
Carnival Corp.
(a)
2,644 49,020
Chipotle Mexican Grill, Inc.
(a)
73 166,948
Copart, Inc.
(a)
2,293 112,358
D.R. Horton, Inc. 791 120,217
Darden Restaurants, Inc. 315 51,755
Domino's Pizza, Inc. 92 37,925
eBay, Inc. 1,361 59,367

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Consumer Discretionary — 10.55% - continued
Etsy, Inc.
(a)
315 $ 25,531
Ford Motor Co. 10,321 125,813
General Motors Co. 3,595 129,132
Genuine Parts Co. 367 50,830
Hasbro, Inc. 342 17,463
Hilton Worldwide Holdings, Inc. 674 122,729
Home Depot, Inc. (The) 2,624 909,347
Las Vegas Sands Corp. 968 47,635
Lennar Corp., Class A 657 97,919
Live Nation Entertainment, Inc.
(a)
372 34,819
LKQ Corp. 703 33,596
Lowe's Companies, Inc. 1,515 337,162
Lululemon Athletica, Inc.
(a)
303 154,920
Marriott International, Inc., Class A 648 146,130
Masco Corp. 589 39,451
McDonald's Corp. 1,904 564,555
MGM Resorts International
(a)
718 32,080
Mohawk Industries, Inc.
(a)
138 14,283
NIKE, Inc., Class B 3,213 348,836
Norwegian Cruise Lines Holdings Ltd.
(a)
1,117 22,385
NVR, Inc.
(a)
8 56,004
O'Reilly Automotive, Inc.
(a)
155 147,262
Pool Corp. 102 40,668
PulteGroup, Inc. 565 58,319
Ralph Lauren Corp. 105 15,141
Ross Stores, Inc. 889 123,029
Royal Caribbean Cruises Ltd.
(a)
619 80,154
Starbucks Corp. 3,000 288,031
Tapestry, Inc. 601 22,123
Tesla, Inc.
(a)
7,259 1,803,716
TJX Companies, Inc. (The) 3,004 281,804
Tractor Supply Co. 284 61,069
Ulta Beauty, Inc.
(a)
128 62,719
VF Corp. 868 16,318
Whirlpool Corp. 143 17,413
Wynn Resorts Ltd. 252 22,960
Yum! Brands, Inc. 735 96,035
11,107,624
Consumer Staples — 6.14%
Altria Group, Inc. 4,643 187,299
Archer-Daniels-Midland Co. 1,399 101,036
Brown-Forman Corp., Class B 481 27,465
Bunge Global SA 381 38,462
Campbell Soup Co. 517 22,350
Church & Dwight Co., Inc. 647 61,180
Clorox Co. (The) 325 46,342

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Consumer Staples — 6.14% - continued
Coca-Cola Co. (The) 10,213 $ 601,852
Colgate-Palmolive Co. 2,162 172,332
Conagra Brands, Inc. 1,255 35,968
Constellation Brands, Inc., Class A 424 102,502
Costco Wholesale Corp. 1,161 766,353
Dollar General Corp. 576 78,307
Dollar Tree, Inc.
(a)
548 77,843
Estee Lauder Companies, Inc. (The), Class A 610 89,213
General Mills, Inc. 1,526 99,405
Hershey Co. (The) 393 73,271
Hormel Foods Corp. 759 24,371
J.M. Smucker Co. (The) 279 35,260
Kellogg Co. 693 38,746
Kenvue, Inc. 4,523 97,380
Keurig Dr Pepper, Inc. 2,642 88,031
Kimberly-Clark Corp. 887 107,779
Kraft Heinz Co. (The) 2,093 77,399
Kroger Co. (The) 1,738 79,444
Lamb Weston Holdings, Inc. 380 41,074
McCormick & Co., Inc., Non-Voting Shares 660 45,157
Molson Coors Brewing Co., Class B 487 29,809
Mondelez International, Inc., Class A 3,571 258,647
Monster Beverage Corp.
(a)
1,939 111,706
PepsiCo, Inc. 3,609 612,954
Philip Morris International, Inc. 4,076 383,470
Procter & Gamble Co. (The) 6,185 906,350
Sysco Corp. 1,324 96,824
Target Corp. 1,211 172,471
Tyson Foods, Inc., Class A 748 40,205
Walgreens Boots Alliance, Inc. 1,882 49,139
Wal-Mart Stores, Inc. 3,744 590,242
6,467,638
Energy — 3.97%
APA Corp. 805 28,883
Baker Hughes Co., Class A 2,640 90,235
Chevron Corp. 4,608 687,329
ConocoPhillips 3,116 361,673
Coterra Energy, Inc. 1,975 50,402
Devon Energy Corp. 1,682 76,195
Diamondback Energy, Inc. 470 72,888
Enphase Energy, Inc.
(a)
358 47,306
EOG Resources, Inc. 1,531 185,174
EQT Corp. 1,080 41,753
Exxon Mobil Corp. 10,514 1,051,189
First Solar, Inc.
(a)
281 48,411
Halliburton Co. 2,350 84,953

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Energy — 3.97% - continued
Hess Corp. 727 $ 104,804
Kinder Morgan, Inc. 5,076 89,541
Marathon Oil Corp. 1,537 37,134
Marathon Petroleum Corp. 996 147,767
Occidental Petroleum Corp. 1,734 103,537
ONEOK, Inc. 1,530 107,437
Phillips 66 1,154 153,644
Pioneer Natural Resources Co. 612 137,627
Schlumberger Ltd. 3,749 195,098
Targa Resources Corp. 585 50,819
Valero Energy Corp. 894 116,220
Williams Companies, Inc. (The) 3,194 111,247
4,181,266
Financials — 9.73%
Aflac, Inc. 1,395 115,088
Allstate Corp. (The) 687 96,166
American Express Co. 1,512 283,257
American International Group, Inc. 1,842 124,796
Ameriprise Financial, Inc. 266 101,035
Aon PLC, Class A 525 152,786
Arch Capital Group Ltd.
(a)
979 72,710
Arthur J. Gallagher & Co. 566 127,282
Assurant, Inc. 137 23,083
Bank of America Corp. 18,072 608,484
Bank of New York Mellon Corp. (The) 2,018 105,037
Berkshire Hathaway, Inc., Class B
(a)
4,775 1,703,053
BlackRock, Inc. 367 297,930
Blackstone Group L.P. (The), Class A 1,865 244,166
Brown & Brown, Inc. 620 44,088
Capital One Financial Corp. 999 130,989
Cboe Global Markets, Inc. 278 49,640
Charles Schwab Corp. (The) 3,906 268,733
Chubb Ltd. 1,071 242,046
Cincinnati Financial Corp. 412 42,626
Citigroup, Inc. 5,023 258,383
Citizens Financial Group, Inc. 1,223 40,530
CME Group, Inc. 944 198,806
Comerica, Inc. 345 19,254
Discover Financial Services 657 73,847
Everest Re Group, Ltd. 113 39,955
Fifth Third Bancorp 1,787 61,634
Franklin Resources, Inc. 739 22,015
Globe Life, Inc. 225 27,387
Goldman Sachs Group, Inc. (The) 856 330,218
Hartford Financial Services Group, Inc. (The) 789 63,420
Huntington Bancshares, Inc. 3,801 48,349

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Financials — 9.73% - continued
Intercontinental Exchange, Inc. 1,503 $ 193,030
Invesco Ltd. 1,179 21,033
JPMorgan Chase & Co. 7,589 1,290,890
KeyCorp 2,457 35,381
Loews Corp. 481 33,473
M&T Bank Corp. 436 59,767
Marsh & McLennan Companies, Inc. 1,295 245,363
MetLife, Inc. 1,632 107,924
Morgan Stanley 3,317 309,311
Nasdaq, Inc. 894 51,977
Northern Trust Corp. 543 45,818
PNC Financial Services Group, Inc. (The) 1,046 161,973
Principal Financial Group, Inc. 575 45,235
Progressive Corp. (The) 1,536 244,654
Prudential Financial, Inc. 947 98,213
Raymond James Financial, Inc. 494 55,081
Regions Financial Corp. 2,441 47,307
State Street Corp. 810 62,743
Synchrony Financial 1,087 41,513
T. Rowe Price Group, Inc. 586 63,106
Travelers Companies, Inc. (The) 599 114,104
Truist Financial Corp. 3,500 129,220
U.S. Bancorp 4,086 176,842
W.R. Berkley Corp. 534 37,764
Wells Fargo & Co. 9,533 469,214
Willis Towers Watson PLC 272 65,606
Zions Bancorporation 389 17,065
10,240,400
Health Care — 12.60%
Abbott Laboratories 4,554 501,258
AbbVie, Inc. 4,634 718,131
Agilent Technologies, Inc. 767 106,636
Align Technology, Inc.
(a)
187 51,238
AmerisourceBergen Corp. 438 89,956
Amgen, Inc. 1,404 404,380
Baxter International, Inc. 1,332 51,495
Becton, Dickinson and Co. 761 185,555
Biogen, Inc.
(a)
380 98,333
Bio-Rad Laboratories, Inc., Class A
(a)
55 17,759
Bio-Techne Corp. 415 32,021
Boston Scientific Corp.
(a)
3,844 222,222
Bristol-Myers Squibb Co. 5,342 274,098
Cardinal Health, Inc. 647 65,218
Catalent, Inc.
(a)
474 21,297
Centene Corp.
(a)
1,402 104,042
Charles River Laboratories International, Inc.
(a)
134 31,678

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Health Care — 12.60% - continued
Cigna Corp. 767 $ 229,678
Cooper Companies, Inc. (The) 129 48,819
CVS Health Corp. 3,371 266,174
Danaher Corp. 1,727 399,524
DaVita, Inc.
(a)
141 14,771
DENTSPLY SIRONA, Inc. 555 19,752
DexCom, Inc.
(a)
1,014 125,827
Edwards LifeSciences Corp.
(a)
1,591 121,314
Elevance Health, Inc. 617 290,953
Eli Lilly & Co. 2,093 1,220,051
GE HealthCare Technologies, Inc. 1,027 79,408
Gilead Sciences, Inc. 3,270 264,903
HCA Healthcare, Inc. 521 141,024
Henry Schein, Inc.
(a)
342 25,893
Hologic, Inc.
(a)
643 45,942
Humana, Inc. 322 147,415
IDEXX Laboratories, Inc.
(a)
218 121,001
Illumina, Inc.
(a)
417 58,063
Incyte Corp.
(a)
489 30,704
Insulet Corp.
(a)
183 39,707
Intuitive Surgical, Inc.
(a)
925 312,058
IQVIA Holdings, Inc.
(a)
481 111,294
Johnson & Johnson 6,319 990,440
Laboratory Corporation of America Holdings 223 50,686
McKesson Corp. 349 161,580
Medtronic, PLC 3,492 287,671
Merck & Co., Inc. 6,651 725,092
Mettler-Toledo International, Inc.
(a)
57 69,139
Moderna, Inc.
(a)
871 86,621
Molina Healthcare, Inc.
(a)
152 54,919
PerkinElmer, Inc. 323 35,307
Pfizer, Inc. 14,820 426,668
Quest Diagnostics, Inc. 296 40,812
Regeneron Pharmaceuticals, Inc.
(a)
282 247,678
ResMed, Inc. 386 66,400
STERIS PLC 260 57,161
Stryker Corp. 888 265,920
Teleflex, Inc. 123 30,669
Thermo Fisher Scientific, Inc. 1,014 538,221
UnitedHealth Group, Inc. 2,427 1,277,743
Universal Health Services, Inc., Class B 160 24,390
Vertex Pharmaceuticals, Inc.
(a)
677 275,465
Viatris, Inc. 3,149 34,104
Waters Corp.
(a)
155 51,031
West Pharmaceutical Services, Inc. 194 68,311
Zimmer Biomet Holdings, Inc. 548 66,692

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Health Care — 12.60% - continued
Zoetis, Inc., Class A 1,205 $ 237,831
13,260,143
Industrials — 8.15%
3M Co. 1,450 158,514
A.O. Smith Corp. 321 26,463
Allegion PLC 231 29,265
American Airlines Group, Inc.
(a)
1,716 23,578
AMETEK, Inc. 606 99,923
Amphenol Corp., Class A 1,571 155,733
Boeing Co. (The)
(a)
1,493 389,166
Carrier Global Corp. 2,201 126,447
Caterpillar, Inc. 1,340 396,198
CH Robinson Worldwide, Inc. 307 26,522
Cintas Corp. 227 136,804
CSX Corp. 5,186 179,799
Cummins, Inc. 372 89,120
Deere & Co. 704 281,508
Delta Air Lines, Inc. 1,689 67,948
Dover Corp. 367 56,448
Eaton Corp. PLC 1,048 252,380
Emerson Electric Co. 1,497 145,703
Expeditors International of Washington, Inc. 381 48,463
Fastenal Co. 1,500 97,155
FedEx Corp. 607 153,553
Fortive Corp. 923 67,960
Generac Holdings, Inc.
(a)
161 20,808
General Dynamics Corp. 594 154,244
General Electric, Co. 2,856 364,511
Honeywell International, Inc. 1,731 363,008
Howmet Aerospace Inc. 1,026 55,527
Hubbell, Inc. 140 46,050
Huntington Ingalls Industries, Inc. 105 27,262
IDEX Corp. 198 42,988
Illinois Tool Works, Inc. 720 188,597
Ingersoll Rand, Inc. 1,063 82,212
Jacobs Solutions, Inc. 330 42,834
JB Hunt Transport Services, Inc. 214 42,744
Johnson Controls International PLC 1,785 102,887
Keysight Technologies, Inc.
(a)
467 74,295
L3Harris Technologies, Inc. 498 104,889
Lockheed Martin Corp. 579 262,426
Nordson Corp. 142 37,511
Norfolk Southern Corp. 593 140,173
Northrop Grumman Corp. 372 174,148
Old Dominion Freight Line, Inc. 235 95,253
Otis Worldwide Corp. 1,074 96,091

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Industrials — 8.15% - continued
PACCAR, Inc. 1,372 $ 133,976
Parker-Hannifin Corp. 336 154,795
Pentair PLC 434 31,556
Quanta Services, Inc. 381 82,220
Raytheon Technologies Corp. 3,774 317,544
Republic Services, Inc. 536 88,392
Robert Half International, Inc. 279 24,530
Rockwell Automation, Inc. 302 93,765
Rollins, Inc. 736 32,141
Roper Technologies, Inc. 281 153,194
Snap-on, Inc. 138 39,860
Southwest Airlines Co. 1,566 45,226
Stanley Black & Decker, Inc. 402 39,436
TE Connectivity Ltd. 816 114,648
Teledyne Technologies, Inc.
(a)
123 54,894
Textron, Inc. 515 41,416
Trane Technologies PLC 599 146,096
Transdigm Group, Inc. 145 146,682
Trimble, Inc.
(a)
653 34,740
Union Pacific Corp. 1,599 392,746
United Airlines Holdings, Inc.
(a)
861 35,525
United Parcel Service, Inc., Class B 1,899 298,580
United Rentals, Inc. 178 102,069
Veralto Corp. 575 47,300
W.W. Grainger, Inc. 115 95,299
Wabtec Corp. 471 59,770
Waste Management, Inc. 961 172,114
Xylem, Inc. 633 72,390
8,578,012
Materials — 2.40%
Air Products & Chemicals, Inc. 583 159,626
Albemarle Corp. 309 44,644
Amcor PLC 3,794 36,574
Avery Dennison Corp. 211 42,656
Ball Corp. 827 47,569
Celanese Corp. 263 40,862
CF Industries Holdings, Inc. 502 39,909
Corteva, Inc. 1,849 88,604
Dow, Inc. 1,841 100,960
DuPont de Nemours, Inc. 1,130 86,931
Eastman Chemical Co. 312 28,024
Ecolab, Inc. 666 132,101
FMC Corp. 327 20,617
Freeport-McMoRan, Inc. 3,764 160,233
International Flavors & Fragrances, Inc. 670 54,250
International Paper Co. 909 32,860

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Materials — 2.40% - continued
Linde PLC 1,273 $ 522,835
LyondellBasell Industries N.V., Class A 673 63,989
Martin Marietta Materials, Inc. 162 80,824
Mosaic Co. (The) 858 30,656
Newmont Corp. 3,026 125,246
Nucor Corp. 645 112,256
Packaging Corporation of America 235 38,284
PPG Industries, Inc. 619 92,571
Sherwin-Williams Co. (The) 618 192,755
Steel Dynamics, Inc. 399 47,122
Vulcan Materials Co. 348 78,999
WestRock Co. 673 27,943
2,529,900
Real Estate — 2.42%
Alexandria Real Estate Equities, Inc. 410 51,976
American Tower Corp. 1,223 264,021
AvalonBay Communities, Inc. 372 69,646
Boston Properties, Inc. 379 26,594
Camden Property Trust 281 27,900
CBRE Group, Inc., Class A
(a)
800 74,472
Crown Castle International Corp. 1,140 131,317
Digital Realty Trust, Inc. 795 106,991
Equinix, Inc. 247 198,931
Equity Residential 908 55,533
Essex Property Trust, Inc. 168 41,654
Extra Space Storage, Inc. 554 88,823
Federal Realty Investment Trust 193 19,889
Healthpeak Properties, Inc. 1,436 28,433
Host Hotels & Resorts, Inc. 1,851 36,039
Invitation Homes, Inc. 1,510 51,506
Iron Mountain, Inc. 766 53,605
Kimco Realty Corp. 1,627 34,671
Mid-America Apartment Communities, Inc. 307 41,279
Prologis, Inc. 2,424 323,120
Public Storage 415 126,575
Realty Income Corp. 1,900 109,098
Regency Centers Corp. 431 28,877
SBA Communications Corp., Class A 284 72,048
Simon Property Group, Inc. 856 122,100
UDR, Inc. 794 30,402
Ventas, Inc. 1,056 52,631
VICI Properties, Inc. 2,715 86,554
Welltower, Inc. 1,453 131,017
Weyerhaeuser Co. 1,916 66,619
2,552,321

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Technology — 32.14%
Accenture PLC, Class A 1,647 $ 577,949
Adobe, Inc.
(a)
1,194 712,340
Advanced Micro Devices, Inc.
(a)
4,241 625,166
Akamai Technologies, Inc.
(a)
396 46,867
Analog Devices, Inc. 1,308 259,716
ANSYS, Inc.
(a)
228 82,737
Apple, Inc. 38,373 7,387,953
Applied Materials, Inc. 2,197 356,068
Arista Networks, Inc.
(a)
662 155,908
Autodesk, Inc.
(a)
560 136,349
Automatic Data Processing, Inc. 1,080 251,608
Broadcom, Inc. 1,153 1,287,036
Broadridge Financial Solutions, Inc. 310 63,783
Cadence Design Systems, Inc.
(a)
715 194,745
CDW Corp. 351 79,789
Ceridian HCM Holding, Inc.
(a)
409 27,452
Cisco Systems, Inc. 10,631 537,078
Cognizant Technology Solutions Corp., Class A 1,317 99,473
Corning, Inc. 2,015 61,357
CoStar Group, Inc.
(a)
1,072 93,682
EPAM Systems, Inc.
(a)
151 44,898
Equifax, Inc. 323 79,875
F5, Inc.
(a)
156 27,921
FactSet Research Systems, Inc. 101 48,182
Fair Isaac Corp.
(a)
65 75,661
Fidelity National Information Services, Inc. 1,556 93,469
Fiserv, Inc.
(a)
1,574 209,090
FleetCor Technologies, Inc.
(a)
189 53,413
Fortinet, Inc.
(a)
1,673 97,921
Garmin Ltd. 402 51,673
Gartner, Inc.
(a)
205 92,478
Global Payments, Inc. 684 86,868
Hewlett Packard Enterprise Co. 3,367 57,172
HP, Inc. 2,282 68,665
Intel Corp. 11,066 556,067
International Business Machines Corp. 2,398 392,193
Intuit, Inc. 735 459,397
Jabil, Inc. 335 42,679
Jack Henry & Associates, Inc. 191 31,211
Juniper Networks, Inc. 837 24,675
KLA Corp. 356 206,943
Lam Research Corp. 345 270,225
Leidos Holdings, Inc. 360 38,966
MarketAxess Holdings, Inc. 100 29,285
MasterCard, Inc., Class A 2,174 927,233
Microchip Technology, Inc. 1,420 128,056

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Technology — 32.14% - continued
Micron Technology, Inc. 2,882 $ 245,950
Microsoft Corp. 19,508 7,335,787
Monolithic Power Systems, Inc. 125 78,848
Moody's Corp. 413 161,301
Motorola Solutions, Inc. 436 136,507
MSCI, Inc. 208 117,655
NetApp, Inc. 547 48,224
NortonLifeLock, Inc. 1,480 33,774
NVIDIA Corp. 6,483 3,210,510
NXP Semiconductors NV 677 155,493
ON Semiconductor Corp.
(a)
1,131 94,472
Oracle Corp. 4,170 439,643
Palo Alto Networks, Inc.
(a)
816 240,622
Paychex, Inc. 844 100,529
Paycom Software, Inc. 128 26,460
PayPal Holdings, Inc.
(a)
2,829 173,729
PTC, Inc.
(a)
313 54,762
Qorvo, Inc.
(a)
256 28,828
Qualcomm, Inc. 2,921 422,464
S&P Global, Inc. 851 374,883
Salesforce, Inc.
(a)
2,554 672,060
Seagate Technology PLC 512 43,709
ServiceNow, Inc.
(a)
537 379,385
Skyworks Solutions, Inc. 418 46,992
Synopsys, Inc.
(a)
399 205,449
Teradyne, Inc. 401 43,517
Texas Instruments, Inc. 2,385 406,547
Tyler Technologies, Inc.
(a)
109 45,575
Verisk Analytics, Inc. 380 90,767
Visa, Inc., Class A 4,184 1,089,303
Western Digital Corp.
(a)
851 44,567
Zebra Technologies Corp., Class A
(a)
134 36,626
33,816,210
Utilities — 2.34%
AES Corp. 1,758 33,842
Alliant Energy Corp. 670 34,371
Ameren Corp. 691 49,987
American Electric Power Co., Inc. 1,379 112,002
American Water Works Co., Inc. 512 67,579
Atmos Energy Corp. 389 45,085
CenterPoint Energy, Inc. 1,657 47,340
CMS Energy Corp. 765 44,424
Consolidated Edison, Inc. 907 82,510
Constellation Energy Corp. 838 97,954
Dominion Energy, Inc. 2,197 103,259
DTE Energy Co. 540 59,540

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
— 99.84% - continued Shares Fair Value
Utilities — 2.34% - continued
Duke Energy Corp. 2,022 $ 196,215
Edison International 1,006 71,919
Entergy Corp. 554 56,059
Evergy, Inc. 603 31,477
Eversource Energy 918 56,659
Exelon Corp. 2,614 93,843
FirstEnergy Corp. 1,356 49,711
NextEra Energy, Inc. 5,385 327,084
Nisource, Inc. 1,085 28,807
NRG Energy, Inc. 592 30,606
PG&E Corp. 5,599 100,950
Pinnacle West Capital Corp. 298 21,408
PPL Corp. 1,935 52,439
Public Service Enterprise Group, Inc. 1,308 79,984
Sempra Energy 1,652 123,454
Southern Co. (The) 2,862 200,683
WEC Energy Group, Inc. 828 69,693
Xcel Energy, Inc. 1,448 89,646
2,458,530
Total Common Stocks (Cost $80,558,707) 105,090,576
EXCHANGE-TRADED FUNDS — 0.25% Shares Fair Value
SPDR® S&P 500® ETF Trust 545 259,044
Total Exchange-Traded Funds (Cost $255,336) 259,044
Total Investments — 100.09% (Cost $80,814,043) 105,349,620
Liabilities in Excess of Other Assets — (0.09)% (91,944)
NET ASSETS — 100.00% $ 105,257,676
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt